INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

9.INCOME TAXES

The Company has an effective tax rate of 0.00% and 0.00% for the three months ended March 31, 2022 and 2021, respectively.

The Company has evaluated the available evidence supporting the realization of its deferred tax assets, including the amount and timing of future taxable income, and has determined that it is more likely than not that its net deferred tax assets will not be realized. Due to uncertainties surrounding the realization of the deferred tax assets, the Company maintains a full valuation allowance against substantially all of its net deferred tax assets. When the Company determines that it will be able to realize some portion or all of its deferred tax assets, an adjustment to its valuation allowance on its deferred tax assets would have the effect of increasing net income in the period such determination is made.

The Company has applied ASC 740, Income Taxes, and has determined that it has an uncertain position that resulted in a tax reserve of $1,399 and $1,349 for the three months ended March 31, 2022 and 2021, respectively. The Company’s policy is to recognize interest and penalties related to uncertain tax positions in income tax expense. The Company is subject to U.S. federal and state authority examinations.

8.INCOME TAXES

Income Taxes — For financial reporting purposes, loss before income taxes, includes the following components:

	December 31,
	2021	2020	2019
Domestic	$(69,222,605)	$(34,436,576)	$(65,402,000)
Foreign	—	—	—
Loss before income taxes	$(69,222,605)	$(34,436,576)	$(65,402,000)

Total income taxes allocated to operations for the years ended December 31, 2021, 2020, and 2019 were as follows:

2021	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2020	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2019	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

Tax Rate Reconciliation — A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2021	2020	2019
Federal statutory rate	21.00%	21.00%	21.00%
Permanent items	(4.74)	(2.74)	(0.02)
State taxes (net of federal benefit)	0.07	0.00	0.00
Deferred rate change	0.00	—	(0.02)
Valuation allowance	(15.79)	(17.28)	(20.28)
Stock-based compensation	(0.54)	(0.98)	(0.68)
Total provision and effective tax rate	0.00%	0.00%	0.00%

The difference between income taxes at the U.S. federal statutory income tax rate of 21% and the amounts reported relate primarily to pre-tax losses for which no tax benefit has been provided as we could not conclude that such amounts would be realized in the future.

On March 27, 2020 the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted and signed into law. The CARES Act makes changes to the U.S. tax code, including, but not limited to: (1) modifications to the business interest deduction limitation for tax years 2019 and 2020; (2) a technical correction of the recovery period of qualified improvement property from 39 to 15 years; (3) a repeal of the 80% taxable income limitation on the deduction of net operating losses (“NOLs”) for tax years beginning before January 1, 2021 as well as a five-year carryback period allowed for NOLs generated in tax years beginning after December 31, 2017 and before January 1, 2021; and (4) deferral of payment of the employer share of Social Security payroll taxes the Company would otherwise be responsible for paying in 2020. Fifty percent of the deferred payroll taxes are due on December 31, 2021, and the remaining amounts are due on December 31, 2022. Under ASC 740, the effects of new legislation would need to be recognized in the period of enactment. Therefore, the effects of the CARES Act would need to be accounted for in the year ended December 31, 2020. The Company elected to defer $834,430 of Social Security payroll taxes under the CARES Act and paid fifty percent of the amount deferred during the year ended December 31, 2021. The Company evaluated the other provisions of the CARES Act and determined there was no material impact for the year ended December 31, 2021.

On December 21, 2020, Congress passed the Consolidated Appropriations Act, 2021. The act includes the Taxpayer Certainty and Disaster Tax Relief Act of 2020 and the COVID-related Tax Relief Act of 2020, both of which extend many credits and other COVID-19 relief, among other extenders. The Consolidated Appropriations Act is retroactively applied to the original date of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). Like the CARES Act, under ASC 740, the effects of new legislation would need to be recognized in the period of enactment. Therefore, the effects of the Consolidated Appropriations Act would need to be accounted for in the year ended December 31, 2020. The Company evaluated the provisions of the Consolidated Appropriations Act and determined that there was no material impact for the year ended December 31, 2020.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU No. 2019-12”), which aims to reduce complexity in accounting standards by improving certain areas of U.S. GAAP without compromising information provided to users of financial statements. ASU No. 2019-12 removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. It is effective for interim and annual periods beginning after December 15, 2020 for public companies, with early adoption permitted. There is no material impact to the Company.

Components of Deferred Taxes — The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are presented below:

	December 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful accounts	$23,161	$49,815
Accrued expenses	204,937	220,548
Inventory	101,093	116,354
Deferred rent	109,261	151,089
Lease liability	43,254	62,499
Warrants	—	463,701
Stock-based compensation	683,139	202,722
Charitable contributions	564,974	460,274
Net operating losses	82,617,414	71,553,413
Payroll tax deferral	101,126	202,385
Disallowed interest expense	853,857	216,444
Transaction costs	1,528,027	—
Total deferred tax assets	86,830,243	73,699,244
Less: valuation allowance	(85,757,888)	(72,057,082)
Net deferred tax assets	$1,072,355	$1,642,162
Deferred tax liabilities:
Intangible assets	$(649,050)	$(839,927)
Property and equipment	(423,305)	(802,235)
Total deferred tax liabilities	$(1,072,355)	$(1,642,162)
Net deferred tax assets/liabilities	$—	$—

Assessing the realizability of deferred tax assets requires the determination of whether it is more-likely-than-not that some portion or all the deferred tax assets will not be realized. In assessing the need for a valuation allowance, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, loss carryback and tax-planning strategies. Given the cumulative losses in recent years, a full valuation allowance has been established as of December 31, 2021 and 2020, and no deferred tax assets and related tax benefit have been recognized in the accompanying financial statements. The valuation allowance increased $13,700,805 and $6,796,688 from the full valuation allowances that were recorded as of December 31, 2020 and 2019, respectively.

As of December 31, 2021 and 2020, the Company had approximately $345,369,901 and $299,375,124 of federal net operating losses. Approximately $161,064,722 of the federal net operating losses will expire at various dates beginning in 2033 through 2040 if not utilized, while the remaining amount will have an indefinite life.

As of December 31, 2021 and 2020, the Company had approximately $184,664,686 and $158,533,956 of state net operating losses. Some state net operating losses may follow the Tax Cut and Jobs Act and are indefinite life while most are definite life with various expiration dates beginning in 2034 through 2040.

Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to ownership changes that may have occurred previously or that could occur in the future, as provided by Section 382 of the Internal Revenue Code of 1986, as well as similar state provisions. Such annual limitation could result in the expiration of net operating losses and credits before their utilization.

Consistent with the provisions of ASC 740, Income Taxes, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The following table shows the changes in the gross amount of unrecognized tax benefits as of December 31, 2021, 2020 and 2019:

	December 31,
	2021	2020	2019
Beginning balance	$1,348,904	$1,348,904	$1,372,064
Increases based on tax positions during the current period	—	—	301,847
(Decreases) based on tax positions during the current period	—	—	(325,007)
Ending balance	$1,348,904	$1,348,904	$1,348,904

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate would be $0 for the years ended December 31, 2021 and 2020.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of tax expense. The Company has not accrued any interest or penalties related to unrecognized tax benefits as of December 31, 2021 or 2020.

Although it is reasonably possible that certain unrecognized tax benefits may increase or decrease within the next 12 months due to tax examination changes, settlement activities, expirations of statute of limitations, or the impact on recognition and measurement considerations related to the results of published tax cases or other similar activities, the Company does not anticipate any significant changes to unrecognized tax benefits over the next 12 months.

The Company files U.S. federal and state income tax returns with varying statutes of limitations. All tax years since inception remain open to examination due to the carryover of unused net operating losses and tax credits.